Reconciliation of operating profit/(loss) to headline operating profit - Summary of Reconciliation of Operating Profit to Headline Operating Profit (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Statement [Line Items]
Operating profit	£ 1,229.0	£ (2,278.1)	[1]	£ 1,295.9	[1]
Goodwill impairment	1.8	2,822.9		47.7
Losses on disposals of investments	10.6
Losses/(gains) on disposal of investments and subsidiaries				(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	0.0	0.6		0.4
Investment and other impairment (reversals)/charges	42.4	(296.2)		(7.5)
Gain on sale of freehold property in New York	0.0	0.0		7.9
Restructuring costs in relation to Covid-19	29.9	232.5		0.0
Headline operating profit	1,493.5	1,260.5		1,560.6
Continuing operations
Statement [Line Items]
Operating profit	1,229.0	(2,278.1)		1,295.9
Amortisation and impairment of acquired intangible assets	97.8	89.1		121.5
Goodwill impairment	1.8	2,822.9		47.7
Losses on disposals of investments	(10.6)
Losses/(gains) on disposal of investments and subsidiaries		(7.8)		(40.4)
Gains on remeasurement of equity interests arising from a change in scope of ownership	0.0	(0.6)		(0.4)
Investment and other impairment (reversals)/charges	(42.4)	296.2		7.5
Gain on sale of freehold property in New York	0.0	0.0		(7.9)
Restructuring and transformation costs	145.5	80.7		153.5
Restructuring costs in relation to Covid-19	29.9	232.5		0.0
Headline operating profit	£ 1,493.5	£ 1,260.5		£ 1,560.6

[1]	Figures have been restated as described in the accounting policies.